OTHER NON-CURRENT ASSETS (Details) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Securities - FVTPL	$ 238	$ 174
Derivative assets	38	48
Securities - FVTOCI	150	150
Restricted cash	133	153
Inventory	301	216
Other	218	157
Total other non-current assets	$ 1,078	$ 898